Related party transactions and balances	12 Months Ended
Jun. 30, 2022
Related party transactions and balances
Related party transactions and balances

Note 9 – Related party transactions and balances

Related party balances

a.    Other receivables – related parties:

		June 30,		June 30,
Name of related party	Relationship	2022		2021
Lucas Wang	CEO	$354,903	*	$—

*The balance was from the $1 million disposal consideration CEO received on behalf of the Company and offset by the expenses CEO paid for the Company. The outstanding balance was repaid back to the Company by the report date of this filing.

b.    Other payables – related parties:

Other payables – related parties are those nontrade payables arising from transactions between the Company and certain related parties, such as advances made by the related party on behalf of the Company, and salary payables. These advances are unsecured and non-interest bearing. Current payables are due on demand.

		June 30,	June 30,
Name of related party	Relationship	2022	2021
Xia Wang	Chief Financial Officer	$—	$203,093
Zeshu Dai	Former CEO	—	517,716
Total other payables - related parties		$—	$720,809